Share-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended			156 Months Ended
	Mar. 31, 2019	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2015	Dec. 31, 2020 GBP (£) invitation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price determination period for options granted for share based payments arrangement		3 days
Expiration term of options granted for share based payments arrangement		6 months
Number of sharesave schemes launched | invitation					13
Weighted average share price | £ / shares		£ 2.92	£ 3.18
Weighted average grant-date fair value		£ 0.21	£ 0.49		£ 0.21
Liabilities arising from share-based payment transactions		500,000	2,400,000		500,000
Liabilities arising from share-based payment transactions, vested liabilities		£ 0	£ 1,400,000		0
Number of shares outstanding | shares		3,254,900	2,396,909
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred shares description		Any deferred awards are dependent on continued employment or subject to Santander's discretion for leavers. For 2018 and 2019 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery.
Cash | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Shares | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage		50.00%
Long-Term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of other equity instruments vested in share-based payment arrangement	65.78%
Deferral term of conditional awards		3 years		3 years
Performance cycle of conditional awards				1 year
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement		no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 2,396,909 shares were outstanding at 31 December 2019 (2018: 2,346,108 shares).
Maximum investment value per tax year		£ 1,800			1,800
Percentage of maximum salary that can be invested		10.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated employee saving on share based compensation plan		£ 5			5
Terms of options		3 years
Deferred shares description		40
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated employee saving on share based compensation plan		£ 500			500
Terms of options		5 years
Deferred shares description		60
Variable Pay of Less Than 500,000
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated employee saving on share based compensation plan		£ 500,000			£ 500,000
Variable Pay of Less Than 500,000 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		40.00%
Variable Pay at or Above 500,000 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus		60.00%